LEASES, Rent Expense Prior to Adoption of Topic 842 (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
LEASES [Abstract]
Rent expense	$ 483	$ 560